Intangible assets and goodwill - Schedule of Goodwill (Details) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 954,282	$ 954,282
Business acquisitions (note 3(a))		76,313
Foreign exchange		$ 1,101
Goodwill end of the period	$ 1,031,696